Commitments and contingencies - Associates - Cerro Verde (Details) $ in Millions, S/ in Billions			12 Months Ended
	Jan. 05, 2021 installment	Jun. 23, 2004	Dec. 31, 2020 PEN (S/) installment	Dec. 31, 2020 USD ($) installment
SUNAT
Disclosure of Commitments and contingencies [Line Items]
Number Of Equal Monthly Payments | installment	66
SUNAT | Sociedad Minera Cerro Verde S.A.A. [Member] | December 2006 to December 2013
Disclosure of Commitments and contingencies [Line Items]
Amount of the assessment, including interest and penalties			S/ 2.8	$ 771.2
Deferred Interest, Interest And Penalties | $				$ 496.5
Number Of Equal Monthly Payments | installment			66	66
Payment of Litigation Settlement Amount			S/ 1.6	$ 476.7
Payment of litigation amount on exchange rate basis | $				$ 435.2
Minimum | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales		1.00%
Maximum | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales		3.00%
New guarantee contract | Minimum | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales		1.00%
New guarantee contract | Maximum | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales		12.00%